Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 668	$ 568
Marketable securities	2,991
Deposits with banking corporations	39	29
Trade receivables, net	2,060	2,452
Other current assets	347	430
Inventory	2,577	2,482
Total current assets	8,682	5,961
Property, plant & equipment, net	114	94
Loans from banking corporations		26
Long-term deposits	66	16
Commitment to issue shares	148
Right of use assets	64	95
Lease liabilities	13	33
Liabilities for employee benefits, net	29	30
Total non-current assets	244	205
TOTAL ASSETS	8,926	6,166
CURRENT LIABILITIES:
Current maturities of loans from banking corporations	60	73
Lease liabilities – current	49	60
Loans from related parties	11	43
Trade payables	947	1,315
Warrants at fair value		165
SAFE		409
Other accounts payables	1,053	1,791
Total current liabilities	2,120	3,856
NON-CURRENT LIABILITIES:
Property, plant & equipment, net	114	94
Loans from banking corporations		26
Long-term deposits	66	16
Commitment to issue shares	148
Right of use assets	64	95
Lease liabilities	13	33
Liabilities for employee benefits, net	29	30
Total non-current liabilities	190	89
SHAREHOLDERS’ EQUITY:
Share capital		52
Premium and other capital reserves	26,043	20,900
Capital reserve for transactions with controlling shareholders	1,542	1,542
Accumulated loss	(20,969)	(20,273)
Total shareholders’ equity	6,616	2,221
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 8,926	$ 6,166